Property and Equipment, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 9 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2020	June 30, 2019
Office equipment and furniture	$311,041	$296,767
Vehicle	293,953	143,411
Leasehold improvements	415,092	164,815
Less: accumulated depreciation and amortization	(583,761)	(381,608)
Total	$436,325	$223,385

Depreciation and amortization expense for the years ended June 30, 2020 and 2019 amounted to $210,905, and $133,621, respectively.